Schedule II - Valuation and Qualifying Accounts Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for fraud losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Fraud losses related to the acquisition	$ 49,362	$ 41,264	$ 38,381